[GRAPHIC]

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER SMALL COMPANY VCT PORTFOLIO--CLASS II SHARES

                                                                   ANNUAL REPORT
                                                               December 31, 2001

TABLE OF CONTENTS

Pioneer Small Company VCT Portfolio

  Portfolio and Performance Update                               2

  Portfolio Management Discussion                                3

  Schedule of Investments                                        4

  Financial Statements                                           7

  Notes to Financial Statements                                 11

  Report of Independent Public Accountants                      15

  Trustees, Officers and Service Providers                      16

PIONEER SMALL COMPANY VCT PORTFOLIO

PORTFOLIO AND PERFORMANCE UPDATE 12/31/01

[CHART OF SECTOR DISTRIBUTION]
(As a percentage of equity holdings)

Financials                           22%
Technology                           16%
Health Care                          14%
Consumer Cyclicals                   13%
Consumer Staples                     13%
Energy                                7%
Basic Materials                       6%
Utilities                             4%
Capital Goods                         3%
Communication Services                1%
Transportation                        1%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

   1. Fair Isaac & Co., Inc.                           2.77%
   2. Orthodontic Centers of America, Inc.             2.71
   3. Photronics, Inc.                                 2.68
   4. Staten Island Bancorp, Inc.                      2.54
   5. Healthcare Realty Trust, Inc.                    2.50

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                         12/31/01        7/31/01
Net Asset Value per Share                                $ 10.95         $ 11.18

DISTRIBUTIONS PER SHARE                 INCOME         SHORT-TERM      LONG-TERM
(7/31/01 - 12/31/01)                    DIVIDENDS      CAPITAL GAIN    CAPITAL GAIN
                                            -              -                  -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the value of an investment made in PIONEER SMALL COMPANY VCT PORTFOLIO at net asset value, compared to the growth of the Russell 2000 Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

[CHART]

                Pioneer Small Company
                       VCT Portfolio*           Russell 2000 Index
      7/31/01               $  10,000                   $   10,000
      8/31/01               $   9,750                   $    9,677
                            $   8,444                   $    8,374
     10/31/01               $   8,766                   $    8,864
                            $   9,249                   $    9,550
     12/31/01               $   9,794                   $   10,140

Index comparison begins 7/31/01. The Russell 2000 Index is an unmanaged measure of the 2,000 smallest stocks based on capitalization, in the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. Portfolio returns are based on net asset value and do not reflect any annuity-related costs. You cannot invest directly in the index.

CUMULATIVE TOTAL RETURNS
(As of December 31, 2001)

NET ASSET VALUE *

Life-of-Class              -2.06%
(7/31/01)

All total returns shown assume reinvestment of distributions at net asset value.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. This Portfolio report must be preceded or accompanied by a variable contract separate account report for the contracts through which the Portfolio is available. The separate account's report contains Portfolio performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and share prices fluctuate so that your investment, when redeemed, may be worth more or less than its original cost.

PORTFOLIO MANAGEMENT DISCUSSION 12/31/01

Ken Fuller, the leader of Pioneer Small Company VCT Portfolio's management team, has devoted most of his 26 years of investment experience to small company stocks. In the following discussion he reviews some of the factors that had an impact on Pioneer Small Company VCT Portfolio's performance.

Q. HOW DID THE PORTFOLIO PERFORM OVER RECENT MONTHS?

A. For the period from July 31, 2001 through December 31, 2001, Class II shares of Pioneer Small Company VCT Portfolio returned -2.06%, at net asset value. For the same period, the Russell 2000 Index, the Portfolio's benchmark, returned 3.40%.

Q. WHAT INVESTMENT STRATEGIES DID YOU PURSUE AS THIS VOLATILE PERIOD UNFOLDED?

A. Early this year, when the economy began showing signs of burnout, our search for companies selling at attractive valuations led us to defensive sectors like health care and financial services, areas that typically hold up well during slow economic times.

   Later we began to shift - perhaps prematurely - from that defensive bias to a more aggressive stance. Consistent with our belief that the right time to invest for a recovery is while a recession is in full force, we began to move into sectors that may rebound more vigorously in a resurgent economy.

Q. WHICH INVESTMENT DECISIONS WORKED WELL FOR THE PORTFOLIO?

A. Our cautious approach succeeded during the first part of this period, as holdings in health care, financial services and selected consumer sectors performed well. Results were also aided by our below-average exposure to technology and other areas that tend to track the economy.

   Among the Portfolio's health care holdings, HAEMONETICS, a leader in blood processing technology, was a very strong performer. The company's earnings have grown as the Red Cross expands its use of Haemonetics' proprietary plasma separation techniques. FIRST HEALTH, a provider of services that help HMOs manage their businesses more effectively, was another strong contributor.

   There were also notable successes in the financial services area. INDYMAC freed up substantial capital when it converted from a real estate investment trust (REIT) to a savings and loan. The company then executed a stock buy-back program which, along with falling interest rates, helped drive up the price of its shares. Another REIT, CAMDEN PROPERTY TRUST, contributed to the Portfolio's performance through both its high dividend and sharp price appreciation.

   We downplayed banks somewhat because of concerns over possible loan losses in a deteriorating economy. STATEN ISLAND BANCORP was an exception, however. This bank, which serves a middle-class population in one of New York City's boroughs, has grown through acquisition.

Q. WHICH DECISIONS FELL SHORT OF EXPECTATIONS?

A. Some technology selections were among our biggest disappointments. However, by the end of the period we were beginning to increase the Portfolio's technology exposure because of the outstanding values we uncovered in several tech sectors.

   Portfolio results suffered when we were slow to cut exposure to PATTERSON ENERGY, the second-largest onshore contract driller, whose shares declined substantially as natural gas prices retreated in a weakening economy. We believe the company will benefit when, as we expect, demand for gas once again outruns supply.

Q.  WHAT IS THE OUTLOOK FOR SMALL COMPANY STOCKS OVER THE NEXT YEAR?

A. We are currently finding an unusually large number of financially sound companies selling at attractive valuations relative to the potential we see in them. Furthermore, since September, at least a thousand more stocks have drifted into our market capitalization range.

   Small company stocks have been outperforming large cap stocks for the last two years. Since the Great Depression there have been six other such periods, lasting an average of nearly six years. While we can't forecast that the current period of outperformance will continue, small-cap companies in a number of sectors look very attractive to us, especially if the economy recovers next year, as we expect it will do.

Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

SCHEDULE OF INVESTMENTS 12/31/01

   SHARES                                                          VALUE
             COMMON STOCKS - 100.0%
             BASIC MATERIALS - 5.6%
             AGRICULTURAL PRODUCTS - 1.3%
    1,120    Corn Products International, Inc.                $   39,480
                                                              ----------

             CHEMICALS - 1.2%
    2,400    Airgas, Inc.*                                    $   36,288
                                                              ----------

             CHEMICALS (SPECIALTY) - 1.4%
    2,700    Wellman, Inc.                                    $   41,823
                                                              ----------

             GOLD & PRECIOUS METALS MINING - 1.0%
    2,900    Agnico Eagle Mines Ltd.                          $   28,623
                                                              ----------

             IRON & STEEL - 0.3%
      900    UCAR International Inc.*                         $    9,630
                                                              ----------

             PAPER & FOREST PRODUCTS - 0.4%
    1,100    Wausau-Mosinee Paper Corp.                       $   13,310
                                                              ----------

             TOTAL BASIC MATERIALS                            $  169,154
                                                              ----------

             CAPITAL GOODS - 3.5%
             AEROSPACE/DEFENSE - 0.5%
    1,500    AAR Corp.                                        $   13,515
                                                              ----------

             ELECTRICAL EQUIPMENT - 0.8%
    1,400    Kemper Corp.*                                    $   24,850
                                                              ----------

             MACHINERY (DIVERSIFIED) - 0.4%
    1,000    Wabtec Corp.                                     $   12,300
                                                              ----------

             METAL FABRICATORS - 0.3%
      875    N N Ball & Roller, Inc.                          $    9,756
                                                              ----------

             WASTE MANAGEMENT - 1.5%
    5,711    Newpark Resources, Inc.*                         $   45,117
                                                              ----------

             TOTAL CAPITAL GOODS                              $  105,538
                                                              ----------
             COMMUNICATION SERVICES - 1.3%
             TELECOMMUNICATIONS (LONG DISTANCE) - 0.7%
    1,100    Aeroflex Inc.*                                   $   20,823
                                                              ----------

             TELEPHONE - 0.6%
    1,059    CT Communications, Inc.                          $   17,484
                                                              ----------

             TOTAL COMMUNICATION SERVICES                     $   38,307
                                                              ----------
             CONSUMER CYCLICALS - 13.0%
             HOUSEHOLD FURNISHINGS & APPLIANCES - 1.5%
    1,375    Furniture Brands International Inc.*             $   44,028
                                                              ----------

             PUBLISHING (NEWSPAPERS) - 1.1%
    1,600    Journal Register Co.*                            $   33,664
                                                              ----------

             RETAIL (COMPUTERS & ELECTRONICS) - 1.5%
    3,600    Inter-TAN, Inc.*                                 $   45,216
                                                              ----------

             RETAIL (HOME SHOPPING) - 0.3%
      200    Lands' End Inc.*                                 $   10,032
                                                              ----------

             RETAIL (SPECIALTY) - 0.5%
      700    Sonic Automotive, Inc.*                          $   16,408
                                                              ----------

             RETAIL (SPECIALTY-APPAREL) - 3.2%
    1,867    AnnTaylor Stores Corp.*                          $   65,345
    6,200    Charming Shoppes, Inc.*                              32,922
                                                              ----------
                                                              $   98,267
                                                              ----------

             SERVICES (ADVERTISING/MARKETING) - 0.5%
      500    Direct Focus, Inc.*                              $   15,600
                                                              ----------

             SERVICES (COMMERCIAL & CONSUMER) - 3.0%
    2,503    Covanta Energy Corp.*                            $   11,314
    1,876    Pittston Brink's Group                               41,460
    1,500    Regis Corp.                                          38,670
                                                              ----------
                                                              $   91,444
                                                              ----------

             TEXTILES (APPAREL) - 0.3%
      500    Gildan Activewear Inc.*                          $    7,170
                                                              ----------

             TEXTILES (SPECIALTY) - 1.1%
    4,811    Unifi, Inc.*                                     $   34,880
                                                              ----------
             TOTAL CONSUMER CYCLICALS                         $  396,709
                                                              ----------

             CONSUMER STAPLES - 12.8%
             DISTRIBUTORS (FOOD & HEALTH) - 1.7%
    2,829    Fleming Companies, Inc.                          $   52,337
                                                              ----------

             ENTERTAINMENT - 0.6%
    1,600    Alliance Atlantis Communications Inc.*           $   18,112
                                                              ----------

             FOODS - 2.7%
    2,600    Hain Celestial Group, Inc.*                      $   71,396
      300    The J.M. Smucker Co.                                 10,614
                                                              ----------
                                                              $   82,010
                                                              ----------

             HOUSEHOLD PRODUCTS (NON-DURABLES) - 0.4%
    1,500    Nu Skin Enterprises Inc.                         $   13,125
                                                              ----------

             RESTAURANTS - 3.5%
    1,400    AFC Enterprises, Inc.*                           $   39,746
      671    Applebee's International, Inc.                       22,948
    1,000    CEC Entertainment Inc.*                              43,390
                                                              ----------
                                                              $  106,084
                                                              ----------

             SERVICES (EMPLOYMENT) - 2.6%
    1,225    Bally Total Fitness Holding Corp.*               $   26,411
    1,057    ITT Educational Services, Inc.*                      38,972
    1,850    The Princeton Review, Inc.*                          14,153
                                                              ----------
                                                              $   79,536
                                                              ----------

             SPECIALTY PRINTING - 1.3%
    1,800    John H. Harland Co.                              $   39,780
                                                              ----------
             TOTAL CONSUMER STAPLES                           $  390,984
                                                              ----------

             ENERGY - 7.3%
             OIL & GAS (DRILLING & EQUIPMENT) - 2.1%
    2,688    Patterson Energy, Inc.*                          $   62,657
      250    Torch Offshore, Inc.*                                 1,500
                                                              ----------
                                                              $   64,157
                                                              ----------

   The accompanying notes are an integral part of these financial statements.

                                        4

   SHARES                                                          VALUE
             OIL & GAS (PRODUCTION/EXPLORATION) - 5.2%
    1,500    Forest Oil Corp.*                                $   42,315
      900    St. Mary Land & Exploration Co.                      19,071
    2,000    Plains Resources Inc.*                               49,220
    1,178    Spinnaker Exploration Co.*                           48,486
                                                              ----------
                                                              $  159,092
                                                              ----------
             TOTAL ENERGY                                     $  223,249
                                                              ----------
             FINANCIALS - 21.9%
             BANKS (MONEY CENTER) - 1.0%
      668    Whitney Holding Corp.                            $   29,292
                                                              ----------

             BANKS (REGIONAL) - 1.0%
    1,300    Commercial Federal Corp.                         $   30,550
                                                              ----------

             CONSUMER FINANCE - 1.4%
    1,487    American Capital Strategies Ltd.                 $   42,156
                                                              ----------

             FINANCIAL (DIVERSIFIED) - 3.6%
    3,403    Advanta Corp. (Class B)                          $   30,967
    1,300    Leucadia National Corp.                              37,531
      750    Mutual Risk Management Ltd.                           5,475
      860    IndyMac Bancorp, Inc.*                               20,107
    3,472    Transmedia Network, Inc.                             15,103
                                                              ----------
                                                              $  109,183
                                                              ----------

             INSURANCE (PROPERTY-CASUALTY) - 1.9%
    1,120    First American Corp.                             $   20,989
      625    Landamerica Financial Group                          17,938
      920    Selective Insurance Group, Inc.                      19,992
                                                              ----------
                                                              $   58,919
                                                              ----------

             INVESTMENT MANAGEMENT - 0.9%
      625    Gabelli Asset Management Inc.*                   $   27,000
                                                              ----------

             REAL ESTATE - 8.5%
      600    Colonial Properties Trust                        $   18,690
      800    Camden Property Trust                                29,360
      500    FelCor Suite Hotels, Inc.                             8,355
    1,750    Glimcher Realty Trust                                32,953
    2,717    Healthcare Realty Trust, Inc.                        76,076
    1,982    Innkeepers USA Trust                                 19,424
    1,900    Mission West Properties, Inc.                        24,168
    1,865    Prentiss Properties Trust                            51,194
                                                              ----------
                                                              $  260,220
                                                              ----------

             SAVINGS & LOAN COMPANIES - 3.6%
    4,746    Staten Island Bancorp, Inc.                      $   77,407
    1,000    Webster Financial Corp.                              31,530
                                                              ----------
                                                              $  108,937
                                                              ----------
             TOTAL FINANCIALS                                 $  666,257
                                                              ----------

             HEALTH CARE - 13.9%
             HEALTH CARE (DIVERSIFIED) - 1.3%
      800    Aviron*                                          $   39,784
                                                              ----------

             HEALTH CARE (HOSPITAL MANAGEMENT) - 1.5%
    1,075    Universal Health Services, Inc. (Class B)*       $   45,989
                                                              ----------

             HEALTH CARE (LONG TERM CARE) - 2.5%
    2,602    Sunrise Assisted Living Inc.*                    $   75,744
                                                              ----------

             HEALTH CARE (MANAGED CARE) - 3.3%
      350    AMN Healthcare Services*                         $    9,590
    2,225    First Health Group Corp.*                            55,047
      500    Trigon Healthcare, Inc.*                             34,725
                                                              ----------
                                                              $   99,362
                                                              ----------

             HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) - 1.7%
    1,500    Haemonetics Corp.*                               $   50,880
                                                              ----------

             HEALTH CARE (SPECIALIZED SERVICES) - 3.6%
    3,000    Hooper Holmes, Inc.                              $   26,850
    2,700    Orthodontic Centers of America, Inc.*                82,350
                                                              ----------
                                                              $  109,200
                                                              ----------
             TOTAL HEALTH CARE                                $  420,959
                                                              ----------

             TECHNOLOGY - 16.1%
             COMPUTERS (NETWORKING) - 0.9%
    1,100    Avocent Corp.*                                   $   26,675
                                                              ----------

             COMPUTERS (SOFTWARE & SERVICES) - 3.7%
    1,100    American Management*                             $   19,888
    1,339    Fair Isaac and Company, Inc.                         84,384
      400    Wind River Systems*                                   7,164
                                                              ----------
                                                              $  111,436
                                                              ----------

             ELECTRONICS (COMPONENT DISTRIBUTORS) - 1.0%
    1,400    Power Integrations, Inc.*                        $   31,976
                                                              ----------

             ELECTRONICS (INSTRUMENTATION) - 1.7%
    1,424    Veeco Instruments, Inc.*                         $   51,335
                                                              ----------

             EQUIPMENT (SEMICONDUCTOR) - 8.3%
    1,176    ATMI, Inc.*                                      $   28,048
    1,048    Cymer, Inc.*                                         28,013
    1,351    DuPont Photomasks, Inc.*                             58,701
    2,000    EMCORE Corp.*                                        26,900
    2,596    Photronics, Inc.*                                    81,385
      851    Varian Semiconductor Equipment
             Associates, Inc.*                                    29,436
                                                              ----------
                                                              $  252,483
                                                              ----------

             SERVICES (DATA PROCESSING) - 0.5%
      600    Talx Corp.                                       $   14,988
                                                              ----------
             TOTAL TECHNOLOGY                                 $  488,893
                                                              ----------

             TRANSPORTATION - 0.8%
             RAILROADS - 0.8%
      750    Genesee & Wyoming Inc.*                          $   24,488
                                                              ----------
             TOTAL TRANSPORTATION                             $   24,488
                                                              ----------

   The accompanying notes are an integral part of these financial statements.

                                       5

   SHARES                                                          VALUE
             UTILITIES - 3.8%
             ELECTRIC COMPANIES - 2.8%
      422    Dominion Resources, Inc.                         $   25,362
    3,314    Unisource Energy Corp Holding Co.                    60,282
                                                              ----------
                                                              $   85,644
                                                              ----------

             NATURAL GAS - 1.0%
    3,050    Southwestern Energy Co.*                         $   31,715
                                                              ----------
             TOTAL UTILITIES                                  $  117,359
                                                              ----------

             TOTAL COMMON STOCKS
             (Cost $2,842,350)                                $3,041,897
                                                              ==========

*  Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS 12/31/01

                                                                                     7/31/01
                                                                                       TO
CLASS II (a)                                                                         12/31/01
Net asset value, beginning of period                                                 $  11.18
                                                                                     --------
Increase (decrease) from investment operations:
   Net investment income (loss)                                                      $      -
   Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                                                   (0.23)
                                                                                     --------
   Net increase (decrease) from investment operations                                $  (0.23)
Distributions to shareowners:
   Net investment income                                                                    -
   Net realized gain                                                                        -
                                                                                     --------
   Net increase (decrease) in net asset value                                        $  (0.23)
                                                                                     --------
   Net asset value, end of period                                                    $  10.95
                                                                                     --------
Total return*                                                                           (2.06)%
Ratio of net expenses to average net assets +                                            1.68%**
Ratio of net investment income (loss) to average net assets +                            0.01%**
Portfolio turnover rate                                                                    72%**
Net assets, end of period (in thousands)                                             $    938
Ratios assuming no waiver of management fees and
   assumption of expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                          6.71%**
   Net investment income (loss)                                                         (5.02)%**

(a)  Class II shares were first publicly offered July 31, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios assuming no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

BALANCE SHEET 12/31/01

ASSETS:
  Investment in securities, at value (cost $2,842,350)                   $  3,041,897
  Cash                                                                        252,264
  Receivables -
   Fund shares sold                                                            14,539
   Dividends, interest and foreign taxes withheld                               3,725
   Collateral for securities loaned, at fair value                            122,100
   Due from Pioneer Investment Management, Inc.                                18,052
  Other                                                                         2,019
                                                                         ------------
      Total assets                                                       $  3,454,596
                                                                         ------------
LIABILITIES:
  Payables -
   Fund shares repurchased                                               $         43
   Upon return of securities loaned                                           122,100
  Due to affiliates                                                               681
  Accrued expenses                                                             18,802
                                                                         ------------
      Total liabilities                                                  $    141,626
                                                                         ------------
NET ASSETS:
  Paid-in capital                                                        $  3,245,778
  Accumulated net investment income (loss)                                      3,516
  Accumulated undistributed net realized gain (loss)                         (135,871)
  Net unrealized gain (loss) on investments                                   199,547
                                                                         ------------
      Total net assets                                                   $  3,312,970
                                                                         ------------
NET ASSET VALUE PER SHARE:
CLASS I:
  (Unlimited number of shares authorized)
   Net assets                                                            $  2,375,311
   Shares outstanding                                                         216,449
                                                                         ------------
   Net asset value per share                                             $      10.97
CLASS II:
  (Unlimited number of shares authorized)
   Net assets                                                            $    937,659
   Shares outstanding                                                          85,634
                                                                         ------------
   Net asset value per share                                             $      10.95

   The accompanying notes are an integral part of these financial statements.

STATEMENT  OF OPERATIONS

                                                                                     1/19/01 TO
                                                                                     12/31/01(a)
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $28)                                 $   20,749
  Interest                                                                                619
  Income on securities loaned, net                                                        109
                                                                                   ----------
      Total investment income                                                      $   21,477
                                                                                   ----------

EXPENSES:
  Management fees                                                                  $   10,237
  Transfer agent fees                                                                   1,959
  Distribution fees (Class II)                                                            472
  Administrative fees                                                                  34,375
  Custodian fees                                                                       19,082
  Professional fees                                                                    16,954
  Printing                                                                              9,650
  Fees and expenses of nonaffiliated trustees                                           5,741
  Miscellaneous                                                                         3,080
                                                                                   ----------
     Total expenses                                                                $  101,550
     Less management fees waived and expenses assumed by Pioneer Investment
       Management, Inc.                                                               (83,630)
                                                                                   ----------
     Net expenses                                                                  $   17,920
                                                                                   ----------
        Net investment income (loss)                                               $    3,557
                                                                                   ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                                     $ (136,078)
   Forward foreign currency contracts and other assets and liabilities
     denominated in foreign currencies                                                     (9)
                                                                                   ----------
                                                                                   $ (136,087)
  Change in net unrealized gain or loss from investments                           $  199,547
                                                                                   ----------
  Net gain (loss) on investments and foreign currency transactions                 $   63,460
                                                                                   ----------
  Net increase (decrease) in net assets resulting from operations                  $   67,017
                                                                                   ----------

(a) The Portfolio commenced operations on January 19, 2001.

   The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                   1/19/01(a)
                                                                                       TO
                                                                                    12/31/01
FROM OPERATIONS:
  Net investment income (loss)                                                     $    3,557
  Net realized gain (loss) on investments and foreign currency transactions          (136,087)
  Change in net unrealized gain or loss on investments                                199,547
                                                                                   ----------
     Net increase (decrease) in net assets resulting from operations               $   67,017
                                                                                   ----------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                                                  -
   Class II                                                                                 -
  Net realized gain
   Class I                                                                                  -
   Class II                                                                                 -
Tax return of capital
   Class I                                                                                  -
   Class II                                                                                 -
                                                                                   ----------
     Total distributions to shareowners                                                     -
                                                                                   ----------

FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                                                 $4,098,807
  Cost of shares repurchased                                                         (952,854)
                                                                                   ----------
     Net increase (decrease) in net assets resulting from fund share transactions  $3,145,953
                                                                                   ----------
     Net increase (decrease) in net assets                                         $3,212,970
                                                                                   ----------

NET ASSETS:
  Beginning of period                                                                 100,000
                                                                                   ----------
  End of period                                                                    $3,312,970
                                                                                   ----------
  Accumulated net investment income (loss), end of period                          $    3,516
                                                                                   ----------

(a) The Portfolio commenced operations on January 19, 2001.

   The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS 12/31/01

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of twenty separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

DIVERSIFIED PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Global Financials VCT Portfolio
     (Global Financials Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
     (Formerly International Growth)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio)
   Pioneer Mid Cap Value VCT Portfolio
     (Mid Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer Swiss Franc Bond VCT Portfolio
     (Swiss Franc Bond Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)

NON-DIVERSIFIED PORTFOLIOS:

   Pioneer Global Health Care VCT Portfolio
     (Global Health Care Portfolio)
   Pioneer Global Telecoms VCT Portfolio
     (Global Telecoms Portfolio)
   Pioneer Science & Technology VCT Portfolio
     (Science & Technology Portfolio)
   Pioneer Real Estate Growth VCT Portfolio
     (Real Estate Growth Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)

Portfolio shares may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

The investment objective of Small Company Portfolio is to seek capital appreciation.

Small-capitalization stocks, while offering the potential for higher returns, may be subject to greater short-term price fluctuations than securities of larger companies.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset value for the Portfolio is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times. Temporary cash investments are valued at amortized cost.

   Dividend income is recorded on the ex-dividend date. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FUTURES CONTRACTS

   The Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the

   Portfolio is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolio, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolio. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss.

C. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

D. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio is authorized to enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolio's financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

E. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   At December 31, 2001, the Portfolio reclassified $41 from accumulated net investment income and $175 from paid in capital to accumulated net realized loss on investment, respectively. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

   At December 31, 2001, the Portfolio had a capital loss carryforward of $92,905 which will expire in 2009 if not utilized.

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

F. PORTFOLIO SHARES

The following shows the tax character of distributions paid during the period ended December 31, 2001 as well as the components of distributable earnings (accumulated losses) on a tax basis as of December 31, 2001. These amounts do not include the capital loss carryforward detailed above.

                                                                      PIONEER
                                                                       SMALL
                                                                      COMPANY
                                                                   VCT PORTFOLIO
                                                                        2001
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                                                   $            -
Long- Term capital gain                                                        -
                                                                  --------------
Return of Capital                                                 $            -
                                                                  --------------
   Total Distribution                                             $            -
                                                                  --------------
DISTRIBUTABLE EARNINGS (ACCUMULATED LOSSES):
Undistributed ordinary income                                     $        2,588
Undistributed long-term gain                                                   -
Unrealized appreciation/depreciation                                     157,509
                                                                  --------------
   Total                                                          $      160,097
                                                                  --------------

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a majority owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), $1,378,830 in commissions on the sale of Trust shares for the period ended December 31, 2001.

G. SECURITIES LENDING

   The Portfolio loans securities in its portfolio to certain brokers, with the Portfolio's custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at period end are disclosed on the balance sheet. As of December 31, 2001, the Portfolio loaned securities having a fair value of approximately $115,934 and received collateral of $122,100 for the loan.

H. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio and is a majority owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Portfolio's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a majority owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $209 of transfer agent fees payable at December 31, 2001.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $472 distribution fee payable at December 31, 2001.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2001, the Portfolio's aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                GROSS             GROSS           NET APPRECIATION/
                               TAX COST       APPRECIATION      DEPRECIATION       (DEPRECIATION)
---------------------------------------------------------------------------------------------------
 Small Company Portfolio      $ 2,884,388     $    288,298      $   (130,789)        $      157,509

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the period ended December 31, 2001, were $3,967,136 and 988,708, respectively.

7. CAPITAL SHARES

At December 31, 2001, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            '01 SHARES        '01 AMOUNT
--------------------------------------------------------------------------
 SMALL COMPANY PORTFOLIO
 CLASS I:
 Shares sold                                   296,875        $  3,120,981
 Reinvestment of distributions                       -                   -
 Shares repurchased                            (90,426)           (870,667)
                                              --------        ------------
     Net increase                              206,449        $  2,250,314
                                              ========        ============
 CLASS II:
 Shares sold                                    93,598        $    977,826
 Reinvestment of distributions                       -                   -
 Shares repurchased                             (7,964)            (82,187)
                                              --------        ------------
     Net increase                               85,634        $    895,639
                                              ========        ============

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

TO THE SHAREOWNERS AND THE BOARD OF TRUSTEES OF PIONEER VARIABLE CONTRACTS
TRUST:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Small Company VCT Portfolio (one of the portfolios constituting the Pioneer Variable Contracts Trust) as of December 31, 2001, and the related statement of operations, the statement of changes in net assets and the Class II financial highlights for the period presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Small Company VCT Portfolio as of December 31, 2001, the results of its operations, the changes in its net assets, and the Class II financial highlights for the period presented, in conformity with accounting principles generally accepted in the United states.

ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 8, 2002

TRUSTEES, OFFICERS AND SERVICE PROVIDERS

INVESTMENT ADVISER
Pioneer Investment Management, Inc.

CUSTODIAN
Brown Brothers Harriman & Co.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.

LEGAL COUNSEL
Hale and Dorr

SHAREHOLDER SERVICES AND TRANSFER AGENT
Pioneer Investment Management Shareholder Services, Inc.

TRUSTEES AND OFFICERS
The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers of the Fund are listed below, together with their principal occupations during the past five years. Trustees who are deemed interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee or director of each of the 59 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. (Pioneer) serves as investment adviser (the Pioneer Funds). The address for all Trustees who are interested persons and all officers of the Fund is 60 State Street, Boston Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's trustees and is available upon request, without charge, by calling 1-800-225-6292.

INTERESTED TRUSTEES

NAME, AGE AND ADDRESS     POSITION HELD            TERM OF OFFICE/LENGTH OF SERVICE   PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
John F. Cogan, Jr. (75)*  Chairman of the Board,   Trustee since 1994.                Deputy Chairman and a Director of Pioneer
                          Trustee and President    Serves until retirement or         Global Asset Management S.p.A. (PGAM);
                                                   removal.                           Non-Executive Chairman and a Director of
                                                                                      Pioneer Investment Management USA Inc.
                                                                                      (PIM-USA); Chairman and a Director of Pioneer;
                                                                                      President of all of the Pioneer Funds; and Of
                                                                                      Counsel (since 2000, Partner prior to
                                                                                      2000), Hale and Dorr LLP (counsel to PIM-USA
                                                                                      and the Pioneer Funds)

Daniel T. Geraci (44)**   Trustee and              Trustee since October 2001.        Director and CEO-US of PGAM since November
                          Executive Vice           Serves until retirement or         2001; Director, Chief Executive Officer and
                          President                removal.                           President of PIM-USA since October 2001;
                                                                                      Director of Pioneer Funds Distributor, Inc.
                                                                                      and Pioneer Investment Management Shareholder
                                                                                      Services, Inc. since October 2001; President
                                                                                      and a Director of Pioneer and Pioneer
                                                                                      International Corporation since October 2001;
                                                                                      Executive Vice President of all of the Pioneer
                                                                                      Funds since October 2001; President of
                                                                                      Fidelity Private Wealth Management Group from
                                                                                      2000 through October 2001; and Executive Vice
                                                                                      President -- Distribution Marketing of
                                                                                      Fidelity Investments Institutional Services
                                                                                      and Fidelity Investments Canada Ltd. prior to
                                                                                      2000

NAME, AGE AND ADDRESS                    OTHER DIRECTORSHIPS HELD
John F. Cogan, Jr. (75)*
                                         Director of Harbor Global Company, Ltd.

Daniel T. Geraci (44)**                  None

*Mr. Cogan is an interested trustee because he is an officer or director of the Fund's investment advisor and certain of its affiliates.

**Mr. Geraci is an interested trustee because he is an officer, director and employee of the Fund's investment advisor and certain of its affiliates.

INDEPENDENT TRUSTEES

NAME, AGE AND ADDRESS     POSITION HELD            TERM OF OFFICE/LENGTH OF SERVICE   PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Mary K. Bush (53)         Trustee                  Trustee since 2000.                President, Bush & Co. (international financial
4201 Cathedral Avenue,                             Serves until retirement or         advisory firm)
NW,                                                removal.
Washington, DC, 20016

Richard H. Egdahl,        Trustee                  Trustee since 1995.                Alexander Graham BellProfessor of Health
M.D.(75)                                           Serves until retirement or         Care Entrepreneurship, Boston University;
Boston University                                  removal.                           Professor of Management, Boston University
Healthcare                                                                            School of Management; Professor of Public
Entrepreneurship Program,                                                             Health, Boston University School of Public
53 Bay State Road,                                                                    Health; Professor of Surgery, Boston
Boston, MA 02215                                                                      University School of Medicine; University
                                                                                      Professor, Boston University

Margaret B.W. Graham (54) Trustee                  Trustee since 2000.                Founding Director, The  Winthrop Group, Inc.
1001 Sherbrooke Street                             Serves until retirement or         (consulting firm); Professor of Management,
West,                                              removal.                           Faculty of Management, McGill University
Montreal, Quebec, Canada

Marguerite A. Piret (53)  Trustee                  Trustee since 1995.                President, Newbury, Piret & Company, Inc.
One Boston Place,                                  Serves until retirement or         (merchant banking firm)
26th Floor,                                        removal.
Boston, MA 02108

Stephen K. West (73)      Trustee                  Trustee since 1995.                Of Counsel, Sullivan & Cromwell (law firm)
125 Broad Street,                                  Serves until retirement or
New York, NY 10004                                 removal.

John Winthrop (65)        Trustee                  Trustee since 2000.                President, John Winthrop & Co., Inc.
One North Adgers Wharf                             Serves until retirement or         (private investment firm)
Charleston, SC 29401                               removal.

NAME, AGE AND ADDRESS                    OTHER DIRECTORSHIPS HELD
Mary K. Bush (53)                        Director and/or Trustee of Brady Corporation
4201 Cathedral Avenue,                   (industrial identification and specialty coated
NW,                                      material products manufacturer), Mastec Inc.
Washington, DC, 20016                    (communications and energy infrastructure),
                                         Mortgage Guaranty Insurance Corporation,
                                         R.J. Reynolds Tobacco Holdings, Inc. (tobacco)
                                         and Student Loan Marketing Association
                                         (secondary marketing of student loans)

Richard H. Egdahl, M.D.(75)              None
Boston University
Healthcare
Entrepreneurship Program
53 Bay State Road,
Boston, MA 02215

Margaret B.W. Graham (54)
1001 Sherbrooke Street                   None
West,
Montreal, Quebec, Canada

Marguerite A. Piret (53)                 Director, Organogenesis Inc.
One Boston Place,                        (tissue engineering company)
26th Floor,
Boston, MA 02108

Stephen K. West (73)                     Director, Dresdner RCM Global Strategic Income
125 Broad Street,                        Fund, Inc. and The Swiss Helvetia Fund, Inc.
New York, NY 10004                       (closed-end investment companies),
                                         AMVESCAP PLC (investment managers) and
                                         First ING Life Insurance Company of New York

John Winthrop (65)                       Director of NUI Corp. (energy sales,
One North Adgers Wharf                   services and distribution)
Charleston, SC 29401

FUND OFFICERS

NAME, AGE AND ADDRESS     POSITION HELD            TERM OF OFFICE/LENGTH OF SERVICE   PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
Joseph P. Barri (55)      Secretary                Since 1994. Serves at the          Partner, Hale and Dorr,LLP; Secretary of
                                                   discretion of Board.               each Pioneer fund

Dorothy E. Bourassa (54)  Assistant Secretary      Since 2000. Serves at the          Secretary of PIM-USA: Senior Vice President-
                                                   discretion of Board.               Legal of Pioneer; and Secretary/Clerk of most
                                                                                      of PIM-USA's subsidiaries since October 2000;
                                                                                      Assistant Secretary of all the Pioneer Funds
                                                                                      since November 2000; Senior Counsel, Assistant
                                                                                      Vice President and of Compliance of
                                                                                      PIM-USA from April 1998 through October 2000;
                                                                                      Vice President and Assistant General Counsel,
                                                                                      First Union Corporation from December 1996
                                                                                      through March 1998

Vincent Nave (56)         Treasurer                Since 2000. Serves at the          Vice President-Fund Accounting and Custody
                                                   discretion of Board.               Services of Pioneer (Manager from September
                                                                                      1996 to February 1999); Treasurer of all
                                                                                      of the Pioneer Funds (Assistant Treasurer
                                                                                      from June 1999 to 2000)

Luis I. Presutti (36)     Assistant Treasurer      Since 2000. Serves at the          Assistant Vice President-Fund Accounting,
                                                   discretion of Board.               Administration and Custody Services of
                                                                                      Pioneer (Fund Accounting from
                                                                                      1994 to 1999); and Assistant Treasurer of
                                                                                      all of the Pioneer Funds since November 2000

John F. Daly III (36)     Assistant Treasurer      Since 2000. Serves at the          Global Custody and Settlement Division Manager
                                                   discretion of Board.               of PIM-USA; and Assistant Treasurer of all of
                                                                                      the Pioneer Funds since November 2000

NAME, AGE AND ADDRESS                    OTHER DIRECTORSHIPS HELD
Joseph P. Barri (55)                     None

Dorothy E. Bourassa (54)                 None

Vincent Nave (56)                        None

Luis I. Presutti (36)                    None

John F. Daly III (36)                    None

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.